UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21686
                                                     ---------

                          Oppenheimer Portfolio Series
                          ----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: January 31
                                                ----------

                      Date of reporting period: 04/30/2008
                                                ----------

================================================================================



ITEM 1. SCHEDULE OF INVESTMENTS.

Equity Investor Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
-------------------------------------------------------------

                                                                                       SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--100.1% 1
---------------------------------------------------------------------------------------------------------------

GLOBAL EQUITY FUNDS--29.9%
Oppenheimer Developing Markets Fund, Cl. Y                                            592,414   $  28,021,149
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                                      1,613,766     111,317,604
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                                          899,655      27,700,374
                                                                                                ---------------
                                                                                                  167,039,127

---------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.1%
Oppenheimer Institutional Money Market Fund,
Cl. E, 2.90% 2                                                                        716,366         716,366
---------------------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--70.1%
Oppenheimer Capital Appreciation Fund, Cl. Y                                        2,234,534     113,290,872
---------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                 2,410,990      83,396,127
---------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                     4,247,083      55,594,315
---------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                                       2,851,746      55,266,842
---------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                       3,351,828      83,728,674
                                                                                                ---------------
                                                                                                  391,276,830

---------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $584,544,906)                                         100.1%    559,032,323
---------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                    (0.1)       (710,821)
                                                                                  -----------------------------
NET ASSETS                                                                              100.0%  $ 558,321,502
                                                                                  =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES         GROSS       GROSS          SHARES
                                                    JANUARY 31, 2008     ADDITIONS  REDUCTIONS  APRIL 30, 2008
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y               2,170,054       151,943      87,463       2,234,534
Oppenheimer Developing Markets Fund, Cl. Y                   681,054        40,274     128,914         592,414
Oppenheimer Global Fund, Cl. Y                             1,505,084       112,846       4,164       1,613,766
Oppenheimer Global Opportunities Fund, Cl. Y                 807,432        94,483       2,260         899,655
Oppenheimer Institutional Money Market Fund, Cl. E           144,934    13,081,342  12,509,910         716,366
Oppenheimer Main Street Fund, Cl. Y                        2,212,683       204,479       6,172       2,410,990
Oppenheimer Main Street Opportunity Fund, Cl. Y            3,863,720       394,229      10,866       4,247,083
Oppenheimer Main Street Small Cap Fund, Cl. Y              2,432,908       426,093       7,255       2,851,746
Oppenheimer Value Fund, Cl. Y                              3,075,162       285,334       8,668       3,351,828

                                                                                    DIVIDEND        REALIZED
                                                                           VALUE      INCOME            LOSS
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                      $  113,290,872    $      -     $   734,061
Oppenheimer Developing Markets Fund, Cl. Y                            28,021,149           -         738,908
Oppenheimer Global Fund, Cl. Y                                       111,317,604           -          72,003
Oppenheimer Global Opportunities Fund, Cl. Y                          27,700,374           -          28,204
Oppenheimer Institutional Money Market Fund, Cl. E                       716,366       3,967               -
Oppenheimer Main Street Fund, Cl. Y                                   83,396,127           -          74,969
Oppenheimer Main Street Opportunity Fund, Cl. Y                       55,594,315           -          43,788
Oppenheimer Main Street Small Cap Fund, Cl. Y                         55,266,842           -          49,963
Oppenheimer Value Fund, Cl. Y                                         83,728,674           -          62,261
                                                                -----------------------------------------------
                                                                  $  559,032,323    $  3,967     $ 1,804,157
                                                                ===============================================

2. Rate shown is the 7-day yield as of April 30, 2008.

                            1 | EQUITY INVESTOR FUND

Equity Investor Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of April 30, 2008:

                                                 INVESTMENTS IN    OTHER FINANCIAL
VALUATION INPUTS                                     SECURITIES       INSTRUMENTS*
------------------------------------------------------------------------------------
Level 1 - Quoted Prices                          $  559,032,323  $              --
Level 2 - Other Significant Observable Inputs                --                 --
Level 3 - Significant Unobservable Inputs                    --                 --
                                               -------------------------------------

    TOTAL                                        $  559,032,323  $              --
                                               =====================================


*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the


                            2 | EQUITY INVESTOR FUND

Equity Investor Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees/Directors. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities      $  586,618,748
                                   ================

Gross unrealized appreciation       $   12,483,855
Gross unrealized depreciation          (40,070,280)
                                   ----------------
Net unrealized depreciation         $  (27,586,425)
                                   ================

                            3 | EQUITY INVESTOR FUND



Conservative Investor Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES               VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--100.1% 1
-----------------------------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENT FUNDS--11.0%
Oppenheimer Commodity Strategy Total Return   Fund, Cl. Y                  2,651,739     $     23,786,106
-----------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                        1,174,880           24,390,505
                                                                                         ------------------
                                                                                               48,176,611

-----------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--66.5%
Oppenheimer Champion Income Fund, Cl. Y                                    6,092,758           51,849,373
-----------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                                         14,368,232          143,107,598
-----------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                 3,439,524           22,804,042
-----------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                            7,300,269           72,199,663
                                                                                         ------------------
                                                                                              289,960,676

-----------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUND--5.6%
Oppenheimer Global Fund, Cl. Y                                               352,860           24,340,307
-----------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.1%
Oppenheimer Institutional Money Market Fund, Cl. E,
2.90% 2                                                                      467,743              467,743
-----------------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--16.9%
Oppenheimer Capital Appreciation Fund, Cl. Y                                 488,782           24,781,277
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                          702,974           24,315,887
-----------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                977,319           24,413,444
                                                                                         ------------------
                                                                                               73,510,608

-----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $437,423,723)                                100.1%         436,455,945
-----------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                           (0.1)            (434,250)

                                                                          ---------------------------------
NET ASSETS                                                                     100.0%    $    436,021,695
                                                                          =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                         1 | CONSERVATIVE INVESTOR FUND

Conservative Investor Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                    SHARES        GROSS        GROSS           SHARES
                                                          JANUARY 31, 2008    ADDITIONS   REDUCTIONS   APRIL 30, 2008
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                       430,901       61,386        3,505          488,782
Oppenheimer Champion Income Fund, Cl. Y                          4,973,921    1,162,906       44,069        6,092,758
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y          3,003,733      271,004      622,998        2,651,739
Oppenheimer Core Bond Fund, Cl. Y                               12,965,949    1,551,108      148,825       14,368,232
Oppenheimer Global Fund, Cl. Y                                     300,157       55,230        2,527          352,860
Oppenheimer Institutional Money Market Fund, Cl. E               1,112,684   20,766,211   21,411,152          467,743
Oppenheimer International Bond Fund, Cl. Y                       3,634,483      371,087      566,046        3,439,524
Oppenheimer Limited-Term Government Fund, Cl. Y                  6,837,271      779,720      316,722        7,300,269
Oppenheimer Main Street Fund, Cl. Y                                588,201      119,806        5,033          702,974
Oppenheimer Real Estate Fund, Cl. Y                                942,921      240,364        8,405        1,174,880
Oppenheimer Value Fund, Cl. Y                                      818,623      165,717        7,021          977,319

                                                                                            DIVIDEND      REALIZED
                                                                                  VALUE       INCOME   GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                             $   24,781,277  $        --   $  (29,757)
Oppenheimer Champion Income Fund, Cl. Y                                      51,849,373      897,807      (74,047)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                      23,786,106           --      488,416
Oppenheimer Core Bond Fund, Cl. Y                                           143,107,598    1,965,213      (92,459)
Oppenheimer Global Fund, Cl. Y                                               24,340,307           --      (41,237)
Oppenheimer Institutional Money Market Fund, Cl. E                              467,743        5,631           --
Oppenheimer International Bond Fund, Cl. Y                                   22,804,042      260,844       82,755
Oppenheimer Limited-Term Government Fund, Cl. Y                              72,199,663      891,938      (52,467)
Oppenheimer Main Street Fund, Cl. Y                                          24,315,887           --      (60,436)
Oppenheimer Real Estate Fund, Cl. Y                                          24,390,505           --      (46,478)
Oppenheimer Value Fund, Cl. Y                                                24,413,444           --      (46,789)
                                                                       --------------------------------------------
                                                                         $  436,455,945  $ 4,021,433   $  127,501
                                                                       ============================================

2. Rate shown is the 7-day yield as of April 30, 2008.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of April 30, 2008:

                                                           INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                               SECURITIES      INSTRUMENTS*
---------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                     $ 436,455,945             $  --
Level 2 - Other Significant Observable Inputs                          --                --
Level 3 - Significant Unobservable Inputs                              --                --
                                                           ----------------------------------
      TOTAL                                                 $ 436,455,945             $  --
                                                           ==================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the

                         2 | CONSERVATIVE INVESTOR FUND

Conservative Investor Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees/Directors. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to

                         3 | CONSERVATIVE INVESTOR FUND

Conservative Investor Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $  437,992,268
Federal tax cost of other investments        1,960,074
                                        ---------------
Total federal tax cost                  $  439,952,342
                                        ===============

Gross unrealized appreciation           $    8,517,371
Gross unrealized depreciation              (10,053,694)
                                        ---------------
Net unrealized depreciation             $   (1,536,323)
                                        ===============

                         4 | CONSERVATIVE INVESTOR FUND



Moderate Investor Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------


                                                              SHARES              VALUE
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
INVESTMENT COMPANIES--100.2% 1
-----------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENT FUNDS--10.0%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y    5,855,200   $     52,521,141
-----------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                        2,592,883         53,828,235
                                                                       ------------------
                                                                            106,349,376

-----------------------------------------------------------------------------------------
FIXED INCOME FUNDS--44.5%
Oppenheimer Champion Income Fund, Cl. Y                   12,862,768        109,462,153
-----------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                         21,142,991        210,584,186
-----------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                 7,592,345         50,337,251
-----------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y           10,426,953        103,122,567
                                                                       ------------------
                                                                            473,506,157

-----------------------------------------------------------------------------------------
GLOBAL EQUITY FUND--10.1%
Oppenheimer Global Fund, Cl. Y                             1,557,731        107,452,306
-----------------------------------------------------------------------------------------
MONEY MARKET FUND--0.1%
Oppenheimer Institutional Money Market Fund, Cl. E,
2.90% 2                                                    1,074,391          1,074,391
-----------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--35.5%
Oppenheimer Capital Appreciation Fund, Cl. Y               2,157,469        109,383,702
-----------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                        3,103,152        107,338,027
-----------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y            4,099,842         53,666,931
-----------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                              4,314,181        107,768,241
                                                                       ------------------
                                                                            378,156,901

-----------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,079,180,997)              100.2%     1,066,539,131
-----------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                           (0.2)        (1,848,657)
                                                          -------------------------------
NET ASSETS                                                     100.0%  $  1,064,690,474
                                                          ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                           1 | MODERATE INVESTOR FUND

Moderate Investor Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                   SHARES       GROSS         GROSS           SHARES
                                                         JANUARY 31, 2008   ADDITIONS    REDUCTIONS   APRIL 30, 2008
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                    1,971,338     195,428         9,297        2,157,469
Oppenheimer Champion Income Fund, Cl. Y                        10,823,248   2,095,170        55,650       12,862,768
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y         6,896,989     494,974     1,536,763        5,855,200
Oppenheimer Core Bond Fund, Cl. Y                              19,762,236   1,977,998       597,243       21,142,991
Oppenheimer Global Fund, Cl. Y                                  1,368,498     195,932         6,699        1,557,731
Oppenheimer Institutional Money Market Fund, Cl. E              1,346,117  37,110,865    37,382,591        1,074,391
Oppenheimer International Bond Fund, Cl. Y                      8,350,987     704,468     1,463,110        7,592,345
Oppenheimer Limited-Term Government Fund, Cl. Y                10,121,883     962,270       657,200       10,426,953
Oppenheimer Main Street Fund, Cl. Y                             2,683,355     433,090        13,293        3,103,152
Oppenheimer Main Street Opportunity Fund, Cl. Y                 3,514,973     602,426        17,557        4,099,842
Oppenheimer Real Estate Fund, Cl. Y                             2,112,124     492,108        11,349        2,592,883
Oppenheimer Value Fund, Cl. Y                                   3,731,119     601,716        18,654        4,314,181

                                                                                           DIVIDEND         REALIZED
                                                                               VALUE         INCOME       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                         $    109,383,702  $          -      $   (84,975)
Oppenheimer Champion Income Fund, Cl. Y                                   109,462,153     1,912,332          (95,802)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                    52,521,141             -        1,072,354
Oppenheimer Core Bond Fund, Cl. Y                                         210,584,186     2,932,909         (381,894)
Oppenheimer Global Fund, Cl. Y                                            107,452,306             -         (116,293)
Oppenheimer Institutional Money Market Fund, Cl. E                          1,074,391        11,318                -
Oppenheimer International Bond Fund, Cl. Y                                 50,337,251       587,404          252,861
Oppenheimer Limited-Term Government Fund, Cl. Y                           103,122,567     1,293,591         (114,735)
Oppenheimer Main Street Fund, Cl. Y                                       107,338,027             -         (162,926)
Oppenheimer Main Street Opportunity Fund, Cl. Y                            53,666,931             -          (71,564)
Oppenheimer Real Estate Fund, Cl. Y                                        53,828,235             -          (68,549)
Oppenheimer Value Fund, Cl. Y                                             107,768,241             -         (134,909)
                                                                  ----------------------------------------------------
                                                                     $  1,066,539,131  $  6,737,554      $    93,568
                                                                  ====================================================

2. Rate shown is the 7-day yield as of April 30, 2008.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of April 30, 2008:

                                                   INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                       SECURITIES      INSTRUMENTS*
-------------------------------------------------------------------------------------
Level 1 - Quoted Prices                           $ 1,066,539,131   $            --
Level 2 - Other Significant Observable Inputs                  --                --
Level 3 - Significant Unobservable Inputs                      --                --
                                                -------------------------------------
    TOTAL                                         $ 1,066,539,131   $            --
                                                =====================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the

                           2 | MODERATE INVESTOR FUND

Moderate Investor Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees/Directors. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to

                           3 | MODERATE INVESTOR FUND

Moderate Investor Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities     $  1,080,626,922
                                  ===================

Gross unrealized appreciation      $     23,229,777
Gross unrealized depreciation           (37,317,568)
                                  -------------------
Net unrealized depreciation        $    (14,087,791)
                                  ===================

                           4 | MODERATE INVESTOR FUND



Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
-------------------------------------------------------------------------------

                                                              SHARES              VALUE
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
INVESTMENT COMPANIES--99.9% 1
-----------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENT FUND--5.1%
Oppenheimer Real Estate Fund, Cl. Y                        6,869,626   $    142,613,446
-----------------------------------------------------------------------------------------
FIXED INCOME FUNDS--24.8%
Oppenheimer Champion Income Fund, Cl. Y                   17,546,860        149,323,778
-----------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                         30,685,439        305,626,972
-----------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                19,083,053        126,520,641
-----------------------------------------------------------------------------------------
Oppenheimer U.S. Government Trust, Cl. Y                  11,966,541        114,998,457
                                                                       ------------------
                                                                            696,469,848

-----------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--17.9%
Oppenheimer Developing Markets Fund, Cl. Y                   475,619         22,496,788
-----------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                             3,846,421        265,326,135
-----------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y               4,818,078        148,348,636
-----------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                 781,488         23,225,826
-----------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y          925,734         21,319,647
-----------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A    1,149,205         21,765,951
                                                                       ------------------
                                                                            502,482,983

-----------------------------------------------------------------------------------------
MONEY MARKET FUND--0.9%
Oppenheimer Institutional Money Market Fund, Cl. E,
2.90% 2                                                   25,016,326         25,016,326
-----------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--51.2%
Oppenheimer Capital Appreciation Fund, Cl. Y               7,694,337        390,102,886
-----------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                        7,539,239        260,782,266
-----------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y           11,518,319        150,774,792
-----------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y              7,251,912        140,542,062
-----------------------------------------------------------------------------------------
Oppenheimer MidCap Fund, Cl. Y 3                           2,156,993         41,673,113
-----------------------------------------------------------------------------------------
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y            1,213,562         42,304,758
-----------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                             16,487,773        411,864,563
                                                                       ------------------
                                                                          1,438,044,440

-----------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,912,295,947)               99.9%     2,804,627,043
-----------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                  0.1          1,651,499
                                                               --------------------------
NET ASSETS                                                     100.0%  $  2,806,278,542
                                                               ==========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                           1 | ACTIVE ALLOCATION FUND

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                             SHARES           GROSS         GROSS           SHARES
                                                   JANUARY 31, 2008       ADDITIONS    REDUCTIONS   APRIL 30, 2008
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y              7,395,404         323,806        24,873        7,694,337
Oppenheimer Champion Income Fund, Cl. Y                  16,515,149       1,089,099        57,388       17,546,860
Oppenheimer Core Bond Fund, Cl. Y                        29,099,763       1,683,377        97,701       30,685,439
Oppenheimer Developing Markets Fund, Cl. Y                  457,641          19,487         1,509          475,619
Oppenheimer Global Fund, Cl. Y                            3,691,578         167,784        12,941        3,846,421
Oppenheimer Global Opportunities Fund, Cl. Y              4,621,178         213,436        16,536        4,818,078
Oppenheimer Institutional Money Market Fund,
Cl. E                                                    22,664,856      67,532,104    65,180,634       25,016,326
Oppenheimer International Bond Fund, Cl. Y               18,223,098         916,825        56,870       19,083,053
Oppenheimer International Growth Fund, Cl. Y                753,125          30,739         2,376          781,488
Oppenheimer International Small Company Fund,
Cl. Y                                                       890,431          38,295         2,992          925,734
Oppenheimer Main Street Fund, Cl. Y                       7,233,544         331,396        25,701        7,539,239
Oppenheimer Main Street Opportunity Fund, Cl. Y          11,047,198         510,723        39,602       11,518,319
Oppenheimer Main Street Small Cap Fund, Cl. Y             6,936,180         342,276        26,544        7,251,912
Oppenheimer MidCap Fund, Cl. Y                            2,069,622          94,668         7,297        2,156,993
Oppenheimer Quest International Value Fund,
Inc., Cl. A                                               1,105,423          47,460         3,678        1,149,205
Oppenheimer Real Estate Fund, Cl. Y                       6,562,660         332,285        25,319        6,869,626
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y           1,165,687          51,896         4,021        1,213,562
Oppenheimer U.S. Government Trust, Cl. Y                 11,382,541         621,147        37,147       11,966,541
Oppenheimer Value Fund, Cl. Y                            15,820,161         723,556        55,944       16,487,773

                                                                                          DIVIDEND        REALIZED
                                                                               VALUE        INCOME            LOSS
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                          $  390,102,886   $        --   $     193,385
Oppenheimer Champion Income Fund, Cl. Y                                  149,323,778     2,820,307          75,335
Oppenheimer Core Bond Fund, Cl. Y                                        305,626,972     4,254,306          48,706
Oppenheimer Developing Markets Fund, Cl. Y                                22,496,788            --           6,303
Oppenheimer Global Fund, Cl. Y                                           265,326,135            --         211,840
Oppenheimer Global Opportunities Fund, Cl. Y                             148,348,636            --         203,696
Oppenheimer Institutional Money Market Fund,
Cl. E                                                                     25,016,326       241,296              --
Oppenheimer International Bond Fund, Cl. Y                               126,520,641     1,298,735           7,776
Oppenheimer International Growth Fund, Cl. Y                              23,225,826            --           1,148
Oppenheimer International Small Company Fund,
Cl. Y                                                                     21,319,647            --          40,753
Oppenheimer Main Street Fund, Cl. Y                                      260,782,266            --         304,346
Oppenheimer Main Street Opportunity Fund, Cl. Y                          150,774,792            --         155,221
Oppenheimer Main Street Small Cap Fund, Cl. Y                            140,542,062            --         180,708
Oppenheimer MidCap Fund, Cl. Y                                            41,673,113            --           2,880
Oppenheimer Quest International Value Fund,
Inc., Cl. A                                                               21,765,951            --           9,014
Oppenheimer Real Estate Fund, Cl. Y                                      142,613,446            --         155,462
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                           42,304,758            --          40,158
Oppenheimer U.S. Government Trust, Cl. Y                                 114,998,457     1,418,335           6,523
Oppenheimer Value Fund, Cl. Y                                            411,864,563            --         386,124
                                                                     -----------------------------------------------
                                                                      $2,804,627,043   $10,032,979   $   2,029,378
                                                                     ===============================================

2. Rate shown is the 7-day yield as of April 30, 2008.

3. Non-income producing security.

                        2 | ACTIVE ALLOCATION FUND

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
-------------------------------------------------------------------------------

VALUATION INPUTS
-------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of April 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                    SECURITIES      INSTRUMENTS*
----------------------------------------------------------------------------------
Level 1 - Quoted Prices                         $2,804,627,043   $      200,244
Level 2 - Other Significant Observable Inputs               --           88,407
Level 3 - Significant Unobservable Inputs                   --               --
                                               -----------------------------------
    TOTAL                                       $2,804,627,043   $      288,651
                                               ===================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

--------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF APRIL 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                NUMBER OF   EXPIRATION                   UNREALIZED
CONTRACT DESCRIPTION                 BUY/SELL   CONTRACTS         DATE         VALUE   DEPRECIATION
-----------------------------------------------------------------------------------------------------
Standard & Poor's 500 E-Mini Index       Sell         391      6/20/08   $27,096,300    $ 1,247,153
U.S. Treasury Nts., 10 yr.                Buy         229      6/19/08    26,521,063        243,963
                                                                                       --------------
                                                                                        $ 1,491,116
                                                                                       ==============

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS AS OF APRIL 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------


                                     BUY/SELL    NOTIONAL
SWAP                REFERENCE          CREDIT      AMOUNT   PAY/RECEIVE   TERMINATION   PREMIUM
COUNTERPARTY        ENTITY         PROTECTION      (000S)    FIXED RATE          DATE   RECEIVED            VALUE
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs       CDX.NA.IG.10
International       Index                 Buy   $  26,500          1.55%      6/20/13   $  (462,481)  $   (783,589)
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,   CDX.NA.HY.10
Inc.                Index                Sell      26,500          5.00       6/20/13    (1,514,548)      (541,551)
                                                                                        ----------------------------
                                                                                        $(1,977,029)  $ (1,325,140)
                                                                                        ============================

                        3 | ACTIVE ALLOCATION FUND

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF APRIL 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                             NOTIONAL                                                      TERMINATION
SWAP COUNTERPARTY              AMOUNT      PAID BY THE FUND      RECEIVED BY THE FUND             DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
                                                                    One-Month USD BBA
                                                                 LIBOR minus 30 basis
                                                              points and if negative,
                                           If positive, the     the absolute value of
                                        Total Return of the       The Total Return of
                                          S&P 500/Citigroup     the S&P 500/Citigroup
                                         Value Total Return        Value Total Return
Citibank NA, New York   $  27,189,774                 Index                     Index           4/8/09   $   132,220
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:

                                            Three-Month USD
                                           BBA LIBOR and if
                                              negative, the
                                          absolute value of    If positive, the Total
                                            the  MSCI Daily        Return of the MSCI
                                           Total Return Net    Daily Total Return Net
                                            Emerging Market       Emerging Market USD
                           28,736,542             USD Index                     Index          12/8/08     1,252,749
                                            Three-Month USD
                                           BBA LIBOR and if
                                              negative, the
                                          absolute value of    If positive, the Total
                                             the MSCI Daily        Return of the MSCI
                                           Total Return Net    Daily Total Return Net
                                            Emerging Market       Emerging Market USD
                              706,163             USD Index                     Index          12/8/08        28,578
                                                                                                       ---------------
                                                                                                        $  1,413,547
                                                                                                       ===============

Abbreviations are as follows:
BBA LIBOR                      British Bankers' Association London-Interbank
                               Offered Rate
MSCI                           Morgan Stanley Capital International

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

                        4 | ACTIVE ALLOCATION FUND

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
-------------------------------------------------------------------------------

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees/Directors. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

                        5 | ACTIVE ALLOCATION FUND

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security

                           6 | ACTIVE ALLOCATION FUND

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $  2,917,934,170
Federal tax cost of other investments         (1,061,151)
                                       -------------------
Total federal tax cost                  $  2,916,873,019
                                       ===================

Gross unrealized appreciation           $     50,332,604
Gross unrealized depreciation               (163,065,411)
                                       -------------------
Net unrealized depreciation             $   (112,732,807)
                                       ===================

                           7 | ACTIVE ALLOCATION FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 06/10/2008